BUSINESS ACQUISITION (Details Narrative) - Winvests Group Ltd [Member] - USD ($)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Common stock, shares issued	17,411,217	16,510,563
Common stock, shares outstanding	17,411,217	16,510,563
Common stock, shares authorized	4,500,000,000	4,500,000,000
Common share paid	$ 2.20
Business Combination, Consideration Transferred	$ 2,035,288
Goodwill	1,024,799
Finite-Lived Intangible Assets, Gross	$ 1,010,489